Other Income - Summary of Other Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Other Income [Abstract]
Excess provision written back									$ 167	$ 96	$ 93
Net gain on disposal of property, plant and equipment									53	(70)	(46)
Others										339	270
Total	$ 61	$ 78	$ 78	$ 3	$ 161	$ 174	$ 88	$ 12	$ 220	$ 435	$ 363